                                                         FILED UNDER RULE 497(c)
                                              File Nos. 333-116351 and 811-21591

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

AUGUST 31, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[American Century Investments logo and text logo]

[American Century Investments logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this Prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

If you have questions after reading the Prospectus, please visit the Products and Services section of americancentury.com for additional fund information. Or, call an Investor Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to
7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income. Capital appreciation is a secondary objective.

Each of My Retirement 2015, 2025, 2035 and 2045 seeks the highest TOTAL RETURN consistent with its asset mix.

          [GRAPHIC OF TRIANGLE]

          TOTAL RETURN INCLUDES CAPITAL APPRECIATION PLUS DIVIDEND AND INTEREST
          INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each of the My Retirement Portfolios (the funds) is a "fund of funds," meaning that each fund seeks to achieve its objective by investing in other American
Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. For additional information about the underlying funds see OBJECTIVES, STRATEGIES AND RISKS. The following table shows each fund's target allocation for the various asset classes as of the date of this
Prospectus. The funds' asset mixes will become more conservative each year until reaching the target year as described below.

TARGET ASSET MIX
                          MY          MY          MY          MY          MY
                          RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
ASSET CLASS               INCOME      2015        2025        2035        2045
------------------------------------------------------------------------------------
Equity Securities
(Stocks)                  35%         53%         67%         80%         85%
------------------------------------------------------------------------------------
Fixed-Income Securities
(Bonds)                   55%         42%         28%         18%         13%
------------------------------------------------------------------------------------
Cash Equivalents
(Money Markets)           10%         5%          5%          2%          2%
------------------------------------------------------------------------------------

          [GRAPHIC OF TRIANGLE]

          A FUND WITH AN EARLIER TARGET DATE REPRESENTS A MORE CONSERVATIVE
          CHOICE. A FUND WITH A LATER TARGET DATE REPRESENTS A MORE AGGRESSIVE
          CHOICE. THE TARGET YEAR DOES NOT NECESSARILY REPRESENT THE SPECIFIC
          YEAR YOU EXPECT TO NEED YOUR ASSETS. IT IS INTENDED ONLY AS A GENERAL
          GUIDE.

The target asset mix of My Retirement Income is expected to remain fixed over time. The target asset mixes of the other funds are expected to vary with the number of years remaining until the target year. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of My
Retirement Income.

For each fund with a target year, the target asset mix and the weightings for each of the underlying funds will be adjusted annually in a step-like fashion.
For example, assume the current stock weighting in My Retirement 2035 is 80% and the stock weighting in My Retirement 2025  is 67%. Each year, we would expect to reduce the stock weighting in My Retirement 2035. Over a ten year period the stock weighting would be reduced to 67%. In effect, My Retirement 2035  is expected to have the same stock weighting in ten years as My Retirement 2025 has now. The following chart shows how the asset mix is expected to change over time, based on the amount of time until the target date.

------
2

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The degree to which the risks described below apply to a particular fund varies according to the fund's asset allocation. In general, a fund with a later target date is expected to be more volatile than a fund with an earlier target date. My
Retirement Income is expected to be the least volatile of the funds.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

*  SMALL- AND MID-CAP STOCK RISKS - Stocks of smaller companies can be more volatile than larger-company stocks. To the extent an underlying fund invests in these companies, it may take on more risk.

*  "GROWTH" AND "VALUE" STYLE RISKS - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  FOREIGN RISK - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds'
   investments in that country to experience gains or losses.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

------
3

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking a diversified investment whose asset allocation mix becomes more conservative over time

*  seeking funds that combine the potential for long-term capital growth with income

*  seeking the convenience of funds that invest in both stocks and bonds

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  not seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
4

FUND PERFORMANCE HISTORY

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

The funds' performance history is not available as of the date of this prospectus. When a class of a fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for that fund.
This information indicates the volatility of the funds' historical returns from year to year. Performance history for each underlying fund is available in its
Prospectus.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
   Maximum Account Maintenance Fee                   $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
    CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing
    with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       ALL FUNDS          ALL FUNDS
                                       INVESTOR CLASS     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fee
                                       None               None
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees
                                       None               None
--------------------------------------------------------------------------------
Other Expenses
   Administrative Fee(1)               0.20%              0.00%
--------------------------------------------------------------------------------
   Other(2)                            0.00%              0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
                                       0.20%              0.00%
--------------------------------------------------------------------------------

(1) PAYABLE TO THE FUNDS' ADVISOR FOR CERTAIN SHAREHOLDER SERVICES PROVIDED FOR
    THIS CLASS OF SHARES.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
    EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

In addition to the total operating expenses shown above, each fund, as a shareholder in the underlying American Century funds, will indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each fund's return will be net of these expenses. The following table provides an estimate of these expenses based on each fund's target asset allocation as of the date of this prospectus and each underlying fund's total annual operating expenses as of
August 1, 2004. The table also shows the total expense that results from combining the annual fund operating expenses shown above with the estimated underlying fund expenses.

------
6

                               ESTIMATED TOTAL ANNUAL      ESTIMATED COMBINED
                               UNDERLYING FUND             TOTAL ANNUAL
                               OPERATING EXPENSES(1)       EXPENSE RATIO
--------------------------------------------------------------------------------
My Retirement 2015
   Investor Class              0.63%                       0.83%
--------------------------------------------------------------------------------
   Institutional Class         0.63%                       0.63%
--------------------------------------------------------------------------------
My Retirement 2025
   Investor Class              0.68%                       0.88%
--------------------------------------------------------------------------------
   Institutional Class         0.68%                       0.68%
--------------------------------------------------------------------------------
My Retirement 2035
   Investor Class              0.74%                       0.94%
--------------------------------------------------------------------------------
   Institutional Class         0.74%                       0.74%
--------------------------------------------------------------------------------
My Retirement 2045
   Investor Class              0.76%                       0.96%
--------------------------------------------------------------------------------
   Institutional Class         0.76%                       0.76%
--------------------------------------------------------------------------------
My Retirement Income
   Investor Class              0.55%                       0.75%
--------------------------------------------------------------------------------
   Institutional Class         0.55%                       0.55%
--------------------------------------------------------------------------------

(1) THE FUNDS INVEST IN INSTITUTIONAL CLASS SHARES FOR EACH UNDERLYING FUND
    OTHER THAN PREMIUM MONEY MARKET. THE FUNDS INVEST IN INVESTOR CLASS SHARES
    OF PREMIUM MONEY MARKET.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the combined total expenses shown above

.. . . your cost of investing in the fund would be:

                                  1 YEAR                  3 YEARS
--------------------------------------------------------------------------------
My Retirement 2015
   Investor Class                 $85                     $264
--------------------------------------------------------------------------------
   Institutional Class            $64                     $201
--------------------------------------------------------------------------------
My Retirement 2025
   Investor Class                 $90                     $280
--------------------------------------------------------------------------------
   Institutional Class            $69                     $217
--------------------------------------------------------------------------------
My Retirement 2035
   Investor Class                 $96                     $299
--------------------------------------------------------------------------------
   Institutional Class            $75                     $236
--------------------------------------------------------------------------------
My Retirement 2045
   Investor Class                 $98                     $305
--------------------------------------------------------------------------------
   Institutional Class            $78                     $242
--------------------------------------------------------------------------------
My Retirement Income
   Investor Class                 $76                     $239
--------------------------------------------------------------------------------
   Institutional Class            $56                     $176
--------------------------------------------------------------------------------

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7

OBJECTIVES, STRATEGIES AND RISKS

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income. Capital appreciation is a secondary objective.

Each of My Retirement 2015, 2025, 2035 and 2045 seeks the highest total return consistent with its asset mix.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying American Century funds. Each fund's target allocation is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The target asset mix for My Retirement Income is expected to remain fixed over time. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of My Retirement Income.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund.

We do not intend to make frequent tactical adjustments to the target asset mix or to trade actively among underlying funds, other than the annual adjustments described above. However, we reserve the right to modify the target allocations and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.

                                  MY          MY          MY           MY           MY
ASSET                             RETIREMENT  RETIREMENT  RETIREMENT   RETIREMENT   RETIREMENT
CLASS  UNDERLYING FUND(1)         INCOME      2015        2025         2035         2045
----------------------------------------------------------------------------------------------
Equity Securities (Stock)
        Ultra                       5.0%        8.0%       12.0%       14.0%        15.0%
       ---------------------------------------------------------------------------------------
        Equity Growth               0.0%        0.0%       12.0%       14.0%        15.0%
       ---------------------------------------------------------------------------------------
        Income & Growth            10.0%       11.0%        0.0%        0.0%         0.0%
       ---------------------------------------------------------------------------------------
        Large Company Value         8.5%       10.0%       12.0%       14.0%        15.0%
       ---------------------------------------------------------------------------------------
        Vista                       2.0%        4.0%        5.0%        7.0%         7.5%
       ---------------------------------------------------------------------------------------
        Value                       3.0%        5.0%        5.0%        7.0%         7.5%
       ---------------------------------------------------------------------------------------
        Small Company               1.5%        2.0%        4.0%        4.0%         5.0%
       ---------------------------------------------------------------------------------------
        International Growth        0.0%        6.0%        9.0%       10.0%         9.0%
       ---------------------------------------------------------------------------------------
        Emerging Markets            0.0%        2.0%        3.0%        5.0%         6.0%
       ---------------------------------------------------------------------------------------
        Real Estate                 5.0%        5.0%        5.0%        5.0%         5.0%
       ---------------------------------------------------------------------------------------
        TOTAL                      35.0%       53.0%       67.0%       80.0%        85.0%
----------------------------------------------------------------------------------------------
Fixed-Income Securities (Bonds)
        Diversified Bond           36.0%       29.6%       22.4%       14.4%        10.4%
       ----------------------------------------------------------------------------------------
        High-Yield                  4.5%        3.7%        2.8%        1.8%         1.3%
       ----------------------------------------------------------------------------------------
        Inflation-Adjusted Bond     4.5%        3.7%        2.8%        1.8%         1.3%
       ----------------------------------------------------------------------------------------
        International Bond         10.0%        5.0%        0.0%        0.0%         0.0%
       ----------------------------------------------------------------------------------------
        TOTAL                      55.0%       42.0%       28.0%       18.0%        13.0%
----------------------------------------------------------------------------------------------
Cash Equivalents (Money Markets)
        Premium Money Market       10.0%        5.0%        5.0%        2.0%         2.0%
----------------------------------------------------------------------------------------------

(1)  INSTITUTIONAL CLASS FOR EACH UNDERLYING FUND OTHER THAN PREMIUM MONEY
     MARKET (INVESTOR CLASS).

------
8

To help maintain these weightings, new money invested in each fund will be allocated to the underlying funds in accordance with the target weightings. We also will review each fund  quarterly to determine whether rebalancing is appropriate. In making this determination,  we may consider a number of factors, including a fund's allocations among asset classes, investment style, market capitalization, global diversification and real estate holdings.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S.
companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The American Century growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than  prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.
The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality
(investment-grade and high yield) and geographic exposure (domestic and international).

A brief description of each of the underlying funds follows. Additional details are available in the Statement of Additional Information and the underlying funds' Prospectuses.

Stock Funds

ULTRA seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME & GROWTH seeks long-term capital growth with income as a secondary objective. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
The fund's managers also attempt to create a dividend yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed companies other than the United States.

------
9

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

Bond Funds

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

Money Market Funds

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each fund's performance and risks reflect the performance and risks of the underlying American Century funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

The value of an underlying fund's shares depends on the value of the stocks and other  securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying funds that invest in smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies.
Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund's style, that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles. Even well-established growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

------
10

Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The value of an underlying fund's FIXED-INCOME SECURITIES will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in  opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

          [GRAPHIC OF TRIANGLE]

          FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED SECURITIES
          RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD & POOR'S.
          EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING SECURITIES, BUT EACH TRIES
          TO INDICATE A COMPANY'S ABILITY TO MAKE TIMELY PAYMENTS OF INTEREST
          AND PRINCIPAL.

The value of an underlying fund's fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds'
portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some of the underlying funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds' asset allocation strategies.

WHAT WILL HAPPEN WHEN A FUND REACHES ITS TARGET YEAR?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target allocation will become fixed and will match that of My
Retirement Income. Within two to three years thereafter, the fund's board of directors may approve combining such fund with My Retirement Income. Once such a combination occurs, shareholders of the fund will become shareholders of My
Retirement Income.

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11

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor. The directors also serve in that capacity for many of the underlying funds.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the shareholder services it provides to the Investor Class, the advisor receives an administrative fee of 0.20% of the average net assets of the
Investor Class of shares. The amount of the administrative fee for a fund is calculated daily and paid monthly in arrears.

The advisor is responsible for the selection and management of the underlying funds' portfolio investments. The advisor receives a management fee for managing the underlying funds. See the underlying funds' Statement of Additional
Information for specific fees.

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12

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers to develop and execute the funds'
investment programs, guided by the funds' investment objectives and strategies.
The team meets as necessary to review the funds' target allocations.

The portfolio managers on the investment team are identified below.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in August 2004. He also is a member of the teams that manage the Strategic Allocation funds, Equity
Growth, Income & Growth and Balanced. He joined American Century as a Portfolio
Manager in January 1988. He has a bachelor's degree in business economics from the University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

GINA SANCHEZ

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since their inception in August 2004. She also is a member of the team that manages the Strategic Allocation funds. She joined American Century in
March 1998 as an Analyst and was promoted to Portfolio Manager in February 2001.
She has a bachelor's degree in economics from Harvard University and a master's degree in International Policy from Stanford University.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
13

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
14

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS

Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
15

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS

P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

------
16

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          [GRAPHIC OF TRIANGLE]

          PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
          UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
          AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
          ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates investments of multiple clients into a single account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary who combines client investments in this way, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase
Institutional Class shares.

------
17

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a 0.20% administrative fee not payable by the Institutional Class.

------
18

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries

------
19

is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description  of its policies.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
20

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by a fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
21

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions of substantially all of their income are paid quarterly for My
Retirement Income and annually for My Retirement 2015, 2025, 2035 and 2045.
Distributions from  realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The funds'
distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates, depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
22

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
23

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
24

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the funds: Investor Class,
Institutional Class, Advisor Class and R Class.

The shares offered by this Prospectus are Investor Class shares and
Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class or R Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room, Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section, Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                                    FUND CODE
--------------------------------------------------------------------------------
My Retirement 2015 Portfolio
   Investor Class                                 952
--------------------------------------------------------------------------------
   Institutional Class                            352
--------------------------------------------------------------------------------
My Retirement 2025 Portfolio
   Investor Class                                 953
--------------------------------------------------------------------------------
   Institutional Class                            353
--------------------------------------------------------------------------------
My Retirement 2035 Portfolio
   Investor Class                                 954
--------------------------------------------------------------------------------
   Institutional Class                            354
--------------------------------------------------------------------------------
My Retirement 2045 Portfolio
   Investor Class                                 955
--------------------------------------------------------------------------------
   Institutional Class                            355
--------------------------------------------------------------------------------
My Retirement Income Portfolio
   Investor Class                                 956
--------------------------------------------------------------------------------
   Institutional Class                            356
--------------------------------------------------------------------------------

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0408
SH-PRS-38604

Your
American Century Investments
prospectus

ADVISOR CLASS
R CLASS

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

AUGUST 31, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[American Century Investments logo and text logo]

[American Century Investments logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income. Capital appreciation is a secondary objective.

Each of My Retirement 2015, 2025, 2035 and 2045 seeks the highest TOTAL RETURN consistent with its asset mix.

          [GRAPHIC OF TRIANGLE]

          TOTAL RETURN INCLUDES CAPITAL APPRECIATION PLUS DIVIDEND AND INTEREST
          INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each of the My Retirement Portfolios (the funds) is a "fund of funds," meaning that each fund seeks to achieve its objective by investing in other American
Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. For additional information about the underlying funds see OBJECTIVES, STRATEGIES AND RISKS. The following table shows each fund's target allocation for the various asset classes as of the date of this
Prospectus. The funds' asset mixes will become more conservative each year until reaching the target year as described below.

TARGET ASSET MIX
                          MY          MY          MY          MY          MY
                          RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
ASSET CLASS               INCOME      2015        2025        2035        2045
------------------------------------------------------------------------------------
Equity Securities
(Stocks)                  35%         53%         67%         80%         85%
------------------------------------------------------------------------------------
Fixed-Income Securities
(Bonds)                   55%         42%         28%         18%         13%
------------------------------------------------------------------------------------
Cash Equivalents
(Money Markets)           10%         5%          5%          2%          2%
------------------------------------------------------------------------------------

          [GRAPHIC OF TRIANGLE]

          A FUND WITH AN EARLIER TARGET DATE REPRESENTS A MORE CONSERVATIVE
          CHOICE. A FUND WITH A LATER TARGET DATE REPRESENTS A MORE AGGRESSIVE
          CHOICE. THE TARGET YEAR DOES NOT NECESSARILY REPRESENT THE SPECIFIC
          YEAR YOU EXPECT TO NEED YOUR ASSETS. IT IS INTENDED ONLY AS A GENERAL
          GUIDE.

The target asset mix of My Retirement Income is expected to remain fixed over time. The target asset mixes of the other funds are expected to vary with the number of years remaining until the target year. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of My
Retirement Income.

For each fund with a target year, the target asset mix and the weightings for each of the underlying funds will be adjusted annually in a step-like fashion.
For example, assume the current stock weighting in My Retirement 2035 is 80% and the stock weighting in My Retirement 2025  is 67%. Each year, we would expect to reduce the stock weighting in My Retirement 2035. Over a ten year period the stock weighting would be reduced to 67%. In effect, My Retirement 2035  is expected to have the same stock weighting in ten years as My Retirement 2025 has now. The following chart shows how the asset mix is expected to change over time, based on the amount of time until the target date.

------
2

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The degree to which the risks described below apply to a particular fund varies according to the fund's asset allocation. In general, a fund with a later target date is expected to be more volatile than a fund with an earlier target date. My
Retirement Income is expected to be the least volatile of the funds.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

*  SMALL- AND MID-CAP STOCK RISKS - Stocks of smaller companies can be more volatile than larger-company stocks. To the extent an underlying fund invests in these companies, it may take on more risk.

*  "GROWTH" AND "VALUE" STYLE RISKS - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  FOREIGN RISK - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds'
   investments in that country to experience gains or losses.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

------
3

WHO may WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking a diversified investment whose asset allocation mix becomes more conservative over time

*  seeking funds that combine the potential for long-term capital growth with income

*  seeking the convenience of funds that invest in both stocks and bonds

WHO may not WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  not seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
4

FUND PERFORMANCE HISTORY

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

The funds' performance history is not available as of the date of this prospectus. When a class of a fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for that fund.
This information indicates the volatility of the funds' historical returns from year to year. Performance history for each underlying fund is available in its
Prospectus.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             ALL FUNDS          ALL FUNDS
                                             ADVISOR CLASS      R CLASS
------------------------------------------------------------------------------
Management Fee
                                             None               None
------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(1)
                                             0.25%              0.50%
------------------------------------------------------------------------------
Other Expenses
   Administrative Fee(2)                     0.20%              0.20%
------------------------------------------------------------------------------
   Other(3)                                  0.00%              0.00%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
                                             0.45%              0.70%
------------------------------------------------------------------------------

(1) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
    BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
    INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
    WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
    IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
    FOR MORE INFORMATION, SEE Service, Distribution, and Administrative Fees,
    PAGE 22.

(2) PAYABLE TO THE FUNDS' ADVISOR FOR CERTAIN SHAREHOLDER SERVICES PROVIDED FOR
    THIS CLASS OF SHARES.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
    EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

In addition to the total operating expenses shown above, each fund, as a shareholder in the underlying American Century funds, will indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each fund's return will be net of these expenses. The following table provides an estimate of these expenses based on each fund's target asset allocation as of the date of this prospectus and each underlying fund's total annual operating expenses as of
August 1, 2004. The table also shows the total expense that results from combining the annual fund operating expenses shown above with the estimated underlying fund expenses.

------
6

                            ESTIMATED TOTAL               ESTIMATED COMBINED
                            ANNUAL UNDERLYING FUND        TOTAL ANNUAL
                            OPERATING EXPENSES(1)         EXPENSE RATIO
--------------------------------------------------------------------------------
My Retirement 2015
   Advisor Class            0.63%                         1.08%
--------------------------------------------------------------------------------
   R Class                  0.63%                         1.33%
--------------------------------------------------------------------------------
My Retirement 2025
   Advisor Class            0.68%                         1.13%
--------------------------------------------------------------------------------
   R Class                  0.68%                         1.38%
--------------------------------------------------------------------------------
My Retirement 2035
   Advisor Class            0.74%                         1.19%
--------------------------------------------------------------------------------
   R Class                  0.74%                         1.44%
--------------------------------------------------------------------------------
My Retirement 2045
   Advisor Class            0.76%                         1.21%
--------------------------------------------------------------------------------
   R Class                  0.76%                         1.46%
--------------------------------------------------------------------------------
My Retirement Income
   Advisor Class            0.55%                         1.00%
--------------------------------------------------------------------------------
   R Class                  0.55%                         1.25%
--------------------------------------------------------------------------------

(1) THE FUNDS INVEST IN INSTITUTIONAL CLASS SHARES FOR EACH UNDERLYING FUND
    OTHER THAN PREMIUM MONEY MARKET. THE FUNDS INVEST IN INVESTOR CLASS SHARES
    OF PREMIUM MONEY MARKET.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the combined total expenses shown above

.. . . your cost of investing in the fund would be:

                                  1 YEAR              3 YEARS
--------------------------------------------------------------------------------
My Retirement 2015
   Advisor Class                  $110                $342
--------------------------------------------------------------------------------
   R Class                        $135                $420
--------------------------------------------------------------------------------
My Retirement 2025
   Advisor Class                  $115                $358
--------------------------------------------------------------------------------
   R Class                        $140                $435
--------------------------------------------------------------------------------
My Retirement 2035
   Advisor Class                  $121                $376
--------------------------------------------------------------------------------
   R Class                        $146                $453
--------------------------------------------------------------------------------
My Retirement 2045
   Advisor Class                  $123                $383
--------------------------------------------------------------------------------
   R Class                        $148                $459
--------------------------------------------------------------------------------
My Retirement Income
   Advisor Class                  $102                $318
--------------------------------------------------------------------------------
   R Class                        $127                $395
--------------------------------------------------------------------------------

------
7

OBJECTIVES, STRATEGIES AND RISKS

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income. Capital appreciation is a secondary objective.

Each of My Retirement 2015, 2025, 2035 and 2045 seeks the highest total return consistent with its asset mix.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying American Century funds. Each fund's target allocation is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The target asset mix for My Retirement Income is expected to remain fixed over time. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of My Retirement Income.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund.

We do not intend to make frequent tactical adjustments to the target asset mix or to trade actively among underlying funds, other than the annual adjustments described above. However, we reserve the right to modify the target allocations and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.

                                  MY          MY          MY           MY           MY
ASSET                             RETIREMENT  RETIREMENT  RETIREMENT   RETIREMENT   RETIREMENT
CLASS  UNDERLYING FUND(1)         INCOME      2015        2025         2035         2045
----------------------------------------------------------------------------------------------
Equity Securities (Stock)
        Ultra                       5.0%        8.0%       12.0%       14.0%        15.0%
       ---------------------------------------------------------------------------------------
        Equity Growth               0.0%        0.0%       12.0%       14.0%        15.0%
       ---------------------------------------------------------------------------------------
        Income & Growth            10.0%       11.0%        0.0%        0.0%         0.0%
       ---------------------------------------------------------------------------------------
        Large Company Value         8.5%       10.0%       12.0%       14.0%        15.0%
       ---------------------------------------------------------------------------------------
        Vista                       2.0%        4.0%        5.0%        7.0%         7.5%
       ---------------------------------------------------------------------------------------
        Value                       3.0%        5.0%        5.0%        7.0%         7.5%
       ---------------------------------------------------------------------------------------
        Small Company               1.5%        2.0%        4.0%        4.0%         5.0%
       ---------------------------------------------------------------------------------------
        International Growth        0.0%        6.0%        9.0%       10.0%         9.0%
       ---------------------------------------------------------------------------------------
        Emerging Markets            0.0%        2.0%        3.0%        5.0%         6.0%
       ---------------------------------------------------------------------------------------
        Real Estate                 5.0%        5.0%        5.0%        5.0%         5.0%
       ---------------------------------------------------------------------------------------
        TOTAL                      35.0%       53.0%       67.0%       80.0%        85.0%
----------------------------------------------------------------------------------------------
Fixed-Income Securities (Bonds)
        Diversified Bond           36.0%       29.6%       22.4%       14.4%        10.4%
       ----------------------------------------------------------------------------------------
        High-Yield                  4.5%        3.7%        2.8%        1.8%         1.3%
       ----------------------------------------------------------------------------------------
        Inflation-Adjusted Bond     4.5%        3.7%        2.8%        1.8%         1.3%
       ----------------------------------------------------------------------------------------
        International Bond         10.0%        5.0%        0.0%        0.0%         0.0%
       ----------------------------------------------------------------------------------------
        TOTAL                      55.0%       42.0%       28.0%       18.0%        13.0%
----------------------------------------------------------------------------------------------
Cash Equivalents (Money Markets)
        Premium Money Market       10.0%        5.0%        5.0%        2.0%         2.0%
----------------------------------------------------------------------------------------------

(1)   INSTITUTIONAL CLASS FOR EACH UNDERLYING FUND OTHER THAN PREMIUM MONEY MARKET (INVESTOR CLASS).

------
8

To help maintain these weightings, new money invested in each fund will be allocated to the underlying funds in accordance with the target weightings. We also will review each fund  quarterly to determine whether rebalancing is appropriate. In making this determination,  we may consider a number of factors, including a fund's allocations among asset classes, investment style, market capitalization, global diversification and real estate holdings.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S.
companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The American Century growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than  prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.
The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality
(investment-grade and high yield) and geographic exposure (domestic and international).

A brief description of each of the underlying funds follows. Additional details are available in the Statement of Additional Information and the underlying funds' Prospectuses.

Stock Funds

ULTRA seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME & GROWTH seeks long-term capital growth with income as a secondary objective. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
The fund's managers also attempt to create a dividend yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed companies other than the United States.

------
9

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

Bond Funds

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

Money Market Funds

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each fund's performance and risks reflect the performance and risks of the underlying American Century funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

The value of an underlying fund's shares depends on the value of the stocks and other  securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying funds that invest in smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies.
Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund's style, that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles. Even well-established growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

------
10

Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The value of an underlying fund's FIXED-INCOME SECURITIES will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

          [GRAPHIC OF TRIANGLE]

          FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED SECURITIES
          RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD & POOR'S.
          EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING SECURITIES, BUT EACH TRIES
          TO INDICATE A COMPANY'S ABILITY TO MAKE TIMELY PAYMENTS OF INTEREST
          AND PRINCIPAL.

The value of an underlying fund's fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and  principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds'
portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some of the underlying funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds' asset allocation strategies.

WHAT WILL HAPPEN WHEN A FUND REACHES ITS TARGET YEAR?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target allocation will become fixed and will match that of My
Retirement Income. Within two to three years thereafter, the fund's board of directors may approve combining such fund with My Retirement Income. Once such a combination occurs, shareholders of the fund will become shareholders of My
Retirement Income.

------
11

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor. The directors also serve in that capacity for many of the underlying funds.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the shareholder services it provides to the Advisor and R Classes, the advisor receives an administrative fee of 0.20% of the average net assets of the specific class of shares. The amount of the administrative fee for a fund is calculated daily and paid monthly in arrears.

The advisor is responsible for the selection and management of the underlying funds' portfolio investments. The advisor receives a management fee for managing the underlying funds. See the underlying funds' Statement of Additional
Information for specific fees.

------
12

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers to develop and execute the funds'
investment programs, guided by the fund's investment objectives and strategies.
The team meets as necessary to review the funds' target allocations.

The portfolio managers on the investment team are identified below.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in August 2004. He also is a member of the teams that manage the Strategic Allocation funds, Equity
Growth, Income & Growth and Balanced. He joined American Century as a Portfolio
Manager in January 1988. He has a bachelor's degree in business economics from the University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

GINA SANCHEZ

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since their inception in August 2004. She also is a member of the team that manages the Strategic Allocation funds. She joined American Century in
March 1998 as an Analyst and was promoted to Portfolio Manager in February 2001.
She has a bachelor's degree in economics from Harvard University and a master's degree in International Policy from Stanford University.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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13

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND R CLASS SHARES

The Advisor Class and R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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14

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

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15

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. You also may incur tax liability as a result of the redemption.

------
16

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by a fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

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18

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions of substantially all of their income are paid quarterly for My
Retirement Income and annually for My Retirement 2015, 2025, 2035 and 2045.
Distributions from realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The funds'
distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates, depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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19

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
20

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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21

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the funds: Investor Class,
Institutional Class, Advisor Class and R Class.

The shares offered by this Prospectus are Advisor Class and R Class shares.
Advisor Class and R Class shares are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this Prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and R Class shares have a 12b-1 Plan. The plans provide for the funds to pay annual fees of 0.25% for Advisor Class and
0.50% for R Class to the distributor, for certain ongoing shareholder and administrative services and distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class and R Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND
SHAREHOLDER SERVICES PLAN in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
22

NOTES

------
23

NOTES

------
24

NOTES

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25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section, Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                                    FUND CODE
--------------------------------------------------------------------------------
My Retirement 2015 Portfolio
   Advisor Class                                  752
--------------------------------------------------------------------------------
   R Class                                        252
--------------------------------------------------------------------------------
My Retirement 2025 Portfolio
   Advisor Class                                  753
--------------------------------------------------------------------------------
   R Class                                        253
--------------------------------------------------------------------------------
My Retirement 2035 Portfolio
   Advisor Class                                  754
--------------------------------------------------------------------------------
   R Class                                        254
--------------------------------------------------------------------------------
My Retirement 2045 Portfolio
   Advisor Class                                  755
--------------------------------------------------------------------------------
   R Class                                        255
--------------------------------------------------------------------------------
My Retirement Income Portfolio
   Advisor Class                                  756
--------------------------------------------------------------------------------
   R Class                                        256
--------------------------------------------------------------------------------

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0408
SH-PRS-38605

American Century Investments
statement of
additional information

AUGUST 31, 2004

American Century
Asset Allocation Portfolios, Inc.

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED AUGUST 31, 2004, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A  PROSPECTUS, PLEASE CONTACT US AT
ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[American Century Investments logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

------
1

THE FUNDS' HISTORY

American Century Asset Allocation Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on
June 4, 2004. Throughout this Statement of Additional Information, we refer to
American Century Asset Allocation Portfolios, Inc. as the corporation.

Each of the My Retirement Portfolios (the funds) described in this Statement of
Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class                          Ticker Symbol           Inception Date
-----------------------------------------------------------------------------
My Retirement 2015

   Investor Class                   ARFIX                   08/31/2004
-----------------------------------------------------------------------------
   Advisor Class                    ARFAX                   08/31/2004
-----------------------------------------------------------------------------
   Institutional Class              ARNIX                   08/31/2004
-----------------------------------------------------------------------------
   R Class                          ARFRX                   08/31/2004
-----------------------------------------------------------------------------
My Retirement 2025

   Investor Class                   ARWIX                   08/31/2004
-----------------------------------------------------------------------------
   Advisor Class                    ARWAX                   08/31/2004
-----------------------------------------------------------------------------
   Institutional Class              ARWFX                   08/31/2004
-----------------------------------------------------------------------------
   R Class                          ARWRX                   08/31/2004
-----------------------------------------------------------------------------
My Retirement 2035

   Investor Class                   ARYIX                   08/31/2004
-----------------------------------------------------------------------------
   Advisor Class                    ARYAX                   08/31/2004
-----------------------------------------------------------------------------
   Institutional Class              ARLIX                   08/31/2004
-----------------------------------------------------------------------------
   R Class                          ARYRX                   08/31/2004
-----------------------------------------------------------------------------
My Retirement 2045

   Investor Class                   AROIX                   08/31/2004
-----------------------------------------------------------------------------
   Advisor Class                    AROAX                   08/31/2004
-----------------------------------------------------------------------------
   Institutional Class              AOOIX                   08/31/2004
-----------------------------------------------------------------------------
   R Class                          ARORX                   08/31/2004
-----------------------------------------------------------------------------
My Retirement Income

   Investor Class                   ARTOX                   08/31/2004
-----------------------------------------------------------------------------
   Advisor Class                    ARTAX                   08/31/2004
-----------------------------------------------------------------------------
   Institutional Class              ATTIX                   08/31/2004
-----------------------------------------------------------------------------
   R Class                          ARSRX                   08/31/2004
-----------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

The funds' advisor, American Century Investment Management, Inc., intends to operate the funds as "funds of funds," meaning that substantially all of the funds' assets will be invested in other American Century mutual funds it manages
(the underlying funds), as described in the funds' Prospectuses. More details about each of the underlying funds are available in its Prospectus and Statement of Additional Information. This section explains the extent to which the funds'
advisor can use various investment vehicles and strategies in managing the underlying funds' assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectus.

------
2

Because the funds directly invest in only a relatively small number of underlying funds, they are not diversified as defined in the Investment Company
Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

As described in the funds' Prospectus, each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities
(stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets), based on the fund's target allocation. Through the underlying funds, each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be indirectly invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection.
Equity equivalents include  securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.
Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page
5 under the heading FOREIGN SECURITIES, are an example of the type of derivative security in which the underlying funds might invest. Derivative securities are discussed in greater detail on page 10 under the heading DERIVATIVE SECURITIES.

The underlying funds' managers use several investment disciplines in managing the equity portion of each fund's portfolio, including growth, value and quantitative management disciplines. The growth discipline generally seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's standards of selection, which generally means that the companies have demonstrated or, in the managers' opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the managers believe to be temporarily undervalued.

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, portfolios with earlier target years will generally have a higher proportion of their equity investments in value stocks than portfolios with more distant target years.

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In addition, the equity portion of each fund's portfolio will be further diversified among underlying funds that invest in small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest directly in multiple funds.

Quantitative management disciplines also may be represented in a portion of each fund's portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market.
American Century's quantitative management disciplines utilize a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks from most attractive to least attractive using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The fixed-income portion of a fund's portfolio indirectly may include U.S.
Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. Some of the underlying funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page
11 under the heading MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. As with the equity portion of a fund's portfolio, the fixed-income portion of a fund's portfolio will be diversified among the various fixed-income investment categories described above.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund's fixed-income portfolio may include investment-grade and high-yield securities. Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's
Investors Service, Inc. (Moody's) or BBB by Standard & Poor's Corporation
(S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be indirectly invested.
Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by an underlying fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

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4

The cash-equivalent portion of a fund's portfolio may be indirectly invested in high-quality money market instruments (denominated in U.S. dollars), including
U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

The funds are "strategic" rather than "tactical" allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers periodically adjust target allocations and rebalance those allocations as described in the Prospectus. Reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the managers will generally attempt to reallocate assets gradually.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The underlying funds' managers also may use the various investment vehicles and techniques described in this section in managing the underlying funds' assets.
This section also details the risks associated with each because each investment vehicle and technique contributes to a fund's overall risk profile. In the
INVESTMENT STRATEGIES AND RISKS section, references to funds mean the underlying funds, unless otherwise noted.

Foreign Securities

Some of the funds may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet their standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their investment objective and policies, the funds may invest in common stocks, convertible debt securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

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5

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

Investing in Emerging Market Countries

Some of the funds may invest in securities of issuers in emerging market
(developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are the United States, Canada, Japan, the United Kingdom, Germany,
Austria, France, Hong Kong, Italy, Ireland, Luxembourg, Singapore, Spain,
Belgium, Bermuda, the Netherlands, Portugal, Switzerland, Sweden, Finland,
Norway, Denmark, Australia, New Zealand and Greece. In addition, as used in this
Statement of Additional Information, "securities of issuers in emerging market countries" means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

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Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1) SETTLEMENT HEDGES OR TRANSACTION HEDGES - When the fund managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a
    "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers. This strategy is often referred to as "anticipatory hedging."

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(2) POSITION HEDGES - When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
    dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in
    Euro, it could enter into a forward contract to sell Euro in return for U.S.
    dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

    A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3) SHIFTING CURRENCY EXPOSURE - A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

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8

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S. dollars, a fund would not participate in the currency's appreciation.
Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar nonconvertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining nonconvertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

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Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price.

There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by their investment objectives and policies, the funds may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index.
Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

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There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Mortgage-Related and Other Asset-Backed Securities

The funds may purchase mortgage-related and other asset-backed securities.
Mortgage pass-through securities are securities representing interests in
"pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

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11

*  are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

*  are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by
   U.S. government securities; and

*  are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Swap Agreements

A fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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12

Futures and Options

A fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions, consistent with the funds' investment objectives, that are based on securities indices. Examples of indices that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income portion of the funds or the
S&P 500 Index for the equity portion of the funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as

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13

marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position.
A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Some of the funds may write (or sell) call options that obligate them to sell
(or deliver) the option's underlying instrument upon exercise of the option.
While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

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14

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Some funds may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Investment In Issuers with Limited Operating Histories

Some funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to registered investment companies or other entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the
Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

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15

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

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16

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
    The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

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17

Other Investment Companies

Each of the My Retirement Portfolios may invest up to 100% of its total assets in other American Century mutual funds in reliance on Section 12(d)(1)(G) of the
Investment Company Act of 1940.

Each of the underlying funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment Company Act, each fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company,

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

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18

Short-Term Securities

The funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Each of the My Retirement Portfolios may invest up to 100% of its total assets in other American Century mutual funds including money market funds in reliance on Section 12(d)(1)(G) of the Investment Company Act.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

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19

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

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20

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their Prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT          POLICY
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing        A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending          A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective,
                 policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate      A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                 companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration    A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, except that the funds will invest
                 substantially all of their assets in investment companies that are members of the American Century family of funds).
--------------------------------------------------------------------------------
Underwriting     A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities      A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                 instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                 contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control          A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available for other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing charges.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

------
21

(a) there is no limitation with respect to investments in the mutual fund industry,

(b) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(d) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(e) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT           POLICY
--------------------------------------------------------------------------------
Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
                  securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures & Options A fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it
                  invested.
--------------------------------------------------------------------------------
Issuers with      A fund may invest up to 5% of its assets in the securities
Limited           of issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
Histories         has a record of less than three years of continuous operation.
                  Periods of capital formation, incubation, consolidations,
                  and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

------
22

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund will be listed in the Financial
Highlights tables in the prospectus.

The funds will, under most circumstances, be essentially fully invested in other
American Century mutual funds within the allocation framework set forth in the
Prospectus. A high level of turnover is not anticipated beyond that necessary to accommodate purchases and sales of each fund's shares and to implement periodic asset rebalancings and reallocations.

With respect to each underlying fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The underlying fund managers may purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the fund managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM, except as noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------
23

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                             POSITION(S)  LENGTH                                  COMPLEX     OTHER
                             HELD         OF TIME                                 OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS                WITH         SERVED   PRINCIPAL OCCUPATION(S)        BY          HELD BY
(YEAR OF BIRTH)              FUND         (YEARS)  DURING PAST 5 YEARS            DIRECTOR    DIRECTOR
-----------------------------------------------------------------------------------------------------------
Interested Directors
-----------------------------------------------------------------------------------------------------------

James E. Stowers, Jr.(1)     Director,    45       Chairman, Director and         46          None
4500 Main Street             Chairman              controlling shareholder, ACC
Kansas City, MO 64111        of the                Chairman, ACSC and
(1924)                       Board                 other ACC subsidiaries
                                                   Director, ACIM, ACSC and
                                                   other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------
James E. Stowers III(1)      Director,    13       Co-Chairman, ACC               46          None
4500 Main Street             Chairman              (September 2000 to present)
Kansas City, MO 64111        of the                Chief Executive Officer, ACC
(1959)                       Board                 (June 1996 to September 2000)
                                                   Director, ACC, ACIM, ACSC
                                                   and other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------
Independent Directors
-----------------------------------------------------------------------------------------------------------
Thomas A. Brown              Director     23       Strategic Account              46          None
4500 Main Street                                   Implementation Manager,
Kansas City, MO 64111                              APPLIED INDUSTRIAL
(1940)                                             TECHNOLOGIES, INC.,
                                                   a corporation engaged in
                                                   the sale of bearings and
                                                   power transmission products
-----------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.        Director     6        Senior Vice President,         46          Director,
4500 Main Street                                   MIDWEST RESEARCH INSTITUTE                 MIDWEST
Kansas City, MO 64111                                                                         RESEARCH
(1945)                                                                                        INSTITUTE
-----------------------------------------------------------------------------------------------------------
D.D. (Del) Hock              Director     7        Retired, formerly Chairman,    46          Director,
4500 Main Street                                   PUBLIC SERVICE COMPANY                     ALLIED MOTION
Kansas City, MO 64111                              OF COLORADO                                TECHNOLOGIES,
(1935)                                                                                        INC. and
                                                                                              J.D. EDWARDS
                                                                                              & COMPANY
-----------------------------------------------------------------------------------------------------------
   Donald H. Pratt              Director,    8        Chairman,                      46          Director,
4500 Main Street             Vice                  WESTERN INVESTMENTS, INC.                  ATLAS-AMERICA
Kansas City, MO 64111        Chairman              Retired Chairman of the Board,             INC., COPCO,
(1937)                       of the                BUTLER MANUFACTURING COMPANY               NORTH
                             Board                                                            AMERICA INC.

-----------------------------------------------------------------------------------------------------------
Gale E. Sayers               Director     3        President, Chief Executive     46          Director,
4500 Main Street                                   Officer and Founder,                       TRIAD
Kansas City, MO 64111                              SAYERS COMPUTER SOURCE                     HOSPITALS,
(1943)                                                                                        INC.
-----------------------------------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

------
24

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                           POSITION(S)   LENGTH                                  COMPLEX     OTHER
                           HELD          OF TIME                                 OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS              WITH          SERVED   PRINCIPAL OCCUPATION(S)        BY          HELD BY
(YEAR OF BIRTH)            FUND          (YEARS)  DURING PAST 5 YEARS            DIRECTOR    DIRECTOR
----------------------------------------------------------------------------------------------------------
   M. Jeannine Strandjord     Director      9        Senior Vice President,         46          Director, DST
4500 Main Street                                  Chief Integration Officer,                 SYSTEMS, INC.
Kansas City, MO 64111                             SPRINT CORPORATION                         Director,
(1945)                                            (September 2003 to present)                EURONET
                                                  Senior Vice President-                     WORLDWIDE
                                                  Financial Services
                                                  SPRINT CORPORATION
                                                  (January 2003 to
                                                  September 2003)
                                                  Senior Vice
                                                  President-Finance
                                                  Global Markets Group
                                                  SPRINT CORPORATION
                                                  (November 1998 to
                                                  January 2003)
----------------------------------------------------------------------------------------------------------
Timothy S. Webster         Director      2        President and Chief            46          None
4500 Main Street                                  Executive Officer,
Kansas City, MO 64111                             AMERICAN ITALIAN PASTA
(1961)                                            COMPANY
----------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------
William M. Lyons           President     3        Chief Executive Officer, ACC   Not         Not
4500 Main St.                                     and other ACC subsidiaries     applicable  applicable
Kansas City, MO 64111                             (September 2000 to present)
(1955)                                            President, ACIS
                                                  (July 2003 to present)
                                                  President, ACC
                                                  (June 1997 to present)
                                                  President, ACIM
                                                  (September 2002 to present)
                                                  Chief Operating
                                                  Officer, ACC
                                                  (June 1996 to
                                                  September 2000)
                                                  Also serves as: Executive
                                                  Vice President, ACSC and
                                                  other ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Robert T. Jackson          Executive     8        Chief Administrative Officer,  Not         Not
4500 Main St.              Vice                   ACC (August 1997 to present)   applicable  applicable
Kansas City, MO 64111      President              Chief Financial Officer, ACC
(1946)                                            (May 1995 to October 2002)
                                                  President, ACSC
                                                  (January 1999 to present)
                                                  Executive Vice President,
                                                  ACC (May 1995 to present)
                                                  Also serves as: Executive
                                                  Vice President and Chief
                                                  Financial Officer, ACIM,
                                                  ACIS and other ACC
                                                  subsidiaries, and Treasurer,
                                                  ACIM
----------------------------------------------------------------------------------------------------------

------
25

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                         POSITION(S)   LENGTH                                     COMPLEX       OTHER
                         HELD          OF TIME                                    OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS            WITH          SERVED    PRINCIPAL OCCUPATION(S)          BY            HELD BY
(YEAR OF BIRTH)          FUND          (YEARS)   DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior        3         Senior Vice President            Not           Not
4500 Main St.            Vice                    (April 1998 to present)          applicable    applicable
Kansas City, MO 64111    President,              and Assistant Treasurer
(1956)                   Treasurer               (September 1985 to present),
                         and Chief               ACSC
                         Accounting
                         Officer
-------------------------------------------------------------------------------------------------------------
   David C. Tucker          Senior        3         Senior Vice President,           Not           Not
4500 Main St.            Vice                    and General Counsel              applicable    applicable
Kansas City, MO 64111    President               ACIM, ACIS, ACSC and
(1958)                   and                     other ACC subsidiaries
                         General                 (June 1998 to present)
                                                 Vice President and
                         Counsel                 General Counsel, ACC
                                                 (June 1998 to present)
-------------------------------------------------------------------------------------------------------------
Robert Leach             Controller    6         Vice President, ACSC             Not           Not
4500 Main St.                                    (February 2000 to present)       applicable    applicable
Kansas City, MO 64111                            Controller-Fund
(1966)                                           Accounting, ACSC
                                                 (June 1997 to present)
-------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer   6         Vice President, Corporate Tax,   Not           Not
4500 Main St.                                    ACSC (April 1998 to present)     applicable    applicable
Kansas City, MO 64111                            Vice President, ACIM, ACIS
(1967)                                           and other ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (December 2000 to present)
                                                 Treasurer, AMERICAN
                                                 CENTURY VENTURES, INC.
                                                 (December 1999 to present)
-------------------------------------------------------------------------------------------------------------

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003 was approximately $2.42 billion.

Ms. Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55, 890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost- effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

------
26

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and terminate such agents as they consider appropriate.
They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commissions and trading costs;

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to approve or renew a management agreement, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services). In particular, the board considered the fact that ACIM will charge no fee for advisory services provided directly to any of the funds.

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar

------
27

funds. The board noted that the funds, because they invest in other funds managed by ACIM, would benefit ACIM through increased assets in the underlying funds. They examined the management fee for each underlying fund and the resulting estimated weighted management fee for each fund and determined the fee was fair and reasonable in light of the services rendered. The board's separate consideration of the management fees of the underlying funds contributed to the basis for this conclusion.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                          NUMBER OF
                                                                                          MEETINGS HELD
                                                                                          DURING LAST
COMMITTEE        MEMBERS                  FUNCTION                                        FISCAL YEAR
-------------------------------------------------------------------------------------------------------
Executive        James E. Stowers, Jr.    The Executive Committee performs the            0
                 James E. Stowers III     functions of the Board of Directors between
                 Donald H. Pratt          board meetings, subject to the limitations
                                          on its power set out in the Maryland
                                          General Corporation Law, and except for
                                          matters required by the Investment Company
                                          Act to be acted upon by the whole board.
-------------------------------------------------------------------------------------------------------
Compliance       Andrea C. Hall, PhD      The Compliance and Shareholder                  0
and Shareholder  Thomas A. Brown          Communications Committee reviews the
Communications   Gale E. Sayers           results of the funds' compliance testing
                                          program, reviews quarterly reports from the
                                          Communications advisor to the board
                                          regarding various compliance matters and
                                          monitors the implementation of the funds'
                                          Code of Ethics, including any violations.
-------------------------------------------------------------------------------------------------------
Audit            D.D. (Del) Hock          The Audit Committee approves the                0
                 Donald H. Pratt          engagement of the funds' independent
                 Jeannine Strandjord      auditors, recommends approval of such
                 Timothy S. Webster       engagement to the independent directors
                                          and oversees the activities of the funds'
                                          independent auditors. The Committee
                                          receives reports from the advisor's Internal
                                          Audit Department, which is accountable
                                          to the Committee. The Committee also receives
                                          reporting about compliance matters affecting
                                          the funds.
-------------------------------------------------------------------------------------------------------
Governance       Donald H. Pratt          The Board Governance Committee primarily        0
                 Thomas A. Brown          considers and recommends individuals for
                 Jeannine Strandjord      nomination as directors. The names of potential
                                          director candidates are drawn from a
                                          number of sources, including recommendations
                                          from members of the board, management
                                          and shareholders. This committee also
                                          reviews and makes recommendations to
                                          the board with respect to the composition
                                          of board committees and other board-related
                                          matters, including its organization, size,
                                          composition, responsibilities, functions and
                                          compensation. The Governance Committee
                                          does not currently have a policy regarding
                                          whether it will consider nominees recommended
                                          by shareholders.
-------------------------------------------------------------------------------------------------------
Fund             Donald H. Pratt          The Fund Performance Review Committee           0
Performance      D.D. (Del) Hock          reviews quarterly the investment activities
Review           Thomas A. Brown          and strategies used to manage fund assets.
                 Andrea C. Hall, PhD      The committee regularlyreceives reports
                 M. Jeannine Strandjord   from portfolio managers and other investment
                 Timothy S. Webster       personnel concerning the funds' investments.
                 Gale E. Sayers
-------------------------------------------------------------------------------------------------------

------
28

Compensation of Directors

The directors serve as directors for six American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended July 31, 2004
--------------------------------------------------------------------------------
                              TOTAL                    TOTAL COMPENSATION
                              COMPENSATION             FROM THE
                              FROM THE                 AMERICAN CENTURY
NAME OF DIRECTOR              FUNDS(1)                 FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown               N/A                      $51,060
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.         N/A                      $52,310
--------------------------------------------------------------------------------
D.D. (Del) Hock               N/A                      $52,310
--------------------------------------------------------------------------------
Donald H. Pratt               N/A                      $54,560
--------------------------------------------------------------------------------
Gale E. Sayers                N/A                      $50,560
--------------------------------------------------------------------------------
M. Jeannine Strandjord        N/A                      $50,560
--------------------------------------------------------------------------------
Timothy S. Webster            N/A                      $50,560
--------------------------------------------------------------------------------

(1) INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
    JULY 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
    DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
    DEFERRED COMPENSATION PLAN. BECAUSE THE FUNDS HAD NOT COMMENCED OPERATIONS
    AS OF THE FISCAL YEAR END, NO COMPENSATION HAD BEEN PAID.

(2) INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANY MEMBERS OF THE
    AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
    DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
    BROWN, $8,712; DR. HALL, $45,310; MR. HOCK, $45,310; MR. PRATT, $7,000; MR.
    SAYERS, $43,560; AND MR. WEBSTER, $21,780.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

------
29

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended July 31, 2004.

OWNERSHIP OF FUND SHARES

Because the funds had not commenced operations as of the calendar year end, they are not included in the chart below. However, the directors' ownership in all registered investment companies in the family of investment companies as of
December 31, 2003, is shown in the table below.

                                                            Name of Directors
--------------------------------------------------------------------------------------------
                                            JAMES E.     JAMES E.    THOMAS A.   ANDREA C
                                          STOWERS, JR.  STOWERS III    BROWN    HALL, PH.D.
--------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                  E            E           E           E
--------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                            Name of Directors
-----------------------------------------------------------------------------------------------
                                        D.D. (DEL)   DONALD    GALE E.  M. JEANNINE    TIMOTHY
                                           HOCK     H. PRATT   SAYERS    STRANDJORD    WEBSTER
-----------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies               E          E         C           E           E
-----------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. To avoid any potential conflict of interest that may arise when one American Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. The funds' Board of Directors has approved the advisor's
Proxy Voting Guidelines to govern the advisor's proxy voting activities.

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The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   * Cumulative Voting
   * Staggered Boards
   * "Blank Check" Preferred Stock
   * Elimination of Preemptive Rights
   * Non-targeted Share Repurchase
   * Increase in Authorized Common Stock
   * "Supermajority" Voting Provisions or Super Voting Share Classes
   * "Fair Price" Amendments
   * Limiting the Right to Call Special Shareholder Meetings
   * Poison Pills or Shareholder Rights Plans
   * Golden Parachutes
   * Reincorporation
   * Confidential Voting
   * Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines are available on the funds'
website at americancentury.com. Because the funds had not commenced operations as of the most recent 12-month period ended June 30, information regarding how the advisor voted proxies is not available.

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THE FUNDS' PRINCIPAL SHAREHOLDERS

Because the funds had not commenced operations prior to the date of this statement of additional information, no shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. The funds did not have any other shareholders, beneficial or of record, who owned more than 5% of any class of a fund's outstanding shares. The funds did not have any other shareholders, beneficial or of record, who owned more than 25% of the voting securities of American Century Asset Allocation Portfolios, Inc. A
shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectuses under the heading MANAGEMENT.

For shareholder services provided to the funds, the advisor receives (for all classes except the Institutional Class) an administrative fee paid at an annual rate of 0.20% of each class's average net assets. On each calendar day, such classes accrue an administrative fee that is equal to the class's administrative fee rate times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay an administrative fee to the advisor for the previous month. The administrative fee is the sum of the daily fee calculations for each day of the previous month.

The advisor also receives a fee for managing the underlying American Century funds in which the My Retirement Portfolios invest. An estimated weighted average rate for these fees appears in the Prospectuses. More details about the management fees paid for the underlying funds appears in those funds' Statements of Additional Information.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

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32

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Because the funds had not commenced operations as of the fiscal year end, no fees were paid to the advisor.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation  (ACSC),  4500 Main Street,  Kansas City,
Missouri 64111,  serves as transfer agent,  dividend-paying  agent and custodian for the funds. It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor, including the maintenance of the funds' underlying fund shares in its book entry transfer  agency  system.  The advisor pays ACSC's costs for serving as transfer agent,  dividend-paying  agent and  custodian for the funds out of the advisor's fees.  For a description  of these fees and the terms of payment,  see the above discussion under the caption INVESTMENT ADVISOR, on page 32.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has

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33

no liability for unsold shares. The advisor pays ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's fees. For a description of these fees and the terms of payment, see the above discussion under the caption INVESTMENT ADVISOR, on page 32.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIANS

Commerce Bank,  N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  and ACSC, the
funds'  transfer  agent,  each  serves as  custodian  of the funds'  assets.  The custodians take no part in determining  the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The underlying funds,  however,  may invest in certain  obligations  of  Commerce  Bank and may purchase or sell certain securities from or to Commerce Bank.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the funds, Deloitte & Touche provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds will purchase and sell their portfolio securities (i.e., shares of the underlying American Century mutual funds) by dealing directly with the issuers, the underlying funds. As a result, the funds are not expected to incur brokerage costs directly.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all of the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

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The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Your rights as a shareholder are the same for all series of securities unless otherwise noted. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: Investor Class,
Institutional Class, Advisor Class and R Class.

All classes of the funds invest in the Institutional Class shares of the underlying American Century mutual funds, which is the most inexpensive class.
(Because no American Century money market fund has an Institutional Class, the funds invest in the Premium Money Market fund, the most inexpensive general purpose money market fund available from American Century.) Although the funds do not have a management fee, they do pay their pro rata share of the expenses
(including the management fee) of the underlying funds in which they invest. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require significant shareholder and administrative services from the funds' advisor and its affiliates, and has no fee other than the management fee of the underlying funds. The Investor Class is made available directly to investors, and carries an administrative fee of 0.20%
per annum. In addition to the administrative fee, both the Advisor and the R
Classes are subject to a Master Distribution and Individual Shareholder Services
Plan (the Advisor Class Plan and the R Class Plan, respectively) as described below. Both the Advisor and the R Classes are made available through financial intermediaries, and the R Class generally is used in 401(k) and other retirement plans. The Advisor Class and R Class Plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor and R Classes have approved and entered into the Advisor Class Plan and the R Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally and growing assets in the funds, which helps retain and attract investment management talent and provides a better environment for improving fund performance. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors)

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35

annually. The Plans may be amended by a vote of the Board of Directors
(including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Advisor Class Plan

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class shareholders. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for these services, the funds'
Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor
Class Plan, the Advisor Class pays the funds' distributor 0.25% annually of the aggregate average daily asset value of the funds' Advisor Class shares. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. Because the funds had not commenced operations as of the fiscal year end, no fees were paid under the Advisor Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

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36

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributors who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributors;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and organizing payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the Prospectus, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

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37

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. Because the funds had not commenced operations as of the fiscal year end, no fees were paid under the R Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

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38

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the funds' Prospectus under the heading INVESTING WITH AMERICAN
CENTURY. The Prospectus is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV, is calculated as of the close of business of the New York Stock Exchange
(the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

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39

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate
Investment Trusts) may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days.

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Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Because the funds had not commenced operations as of the fiscal year end, the funds had no capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

STATEMENT OF NET ASSETS

The Statement of Net Assets at August 25, 2004, as described in the Report of
Independent Registered Public Accounting Firm, has been audited by Deloitte &
Touche LLP.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statement of net assets of My Retirement Income
Portfolio, (the "Fund"), one of the funds comprising American Century Asset
Allocation Portfolios, Inc., as of August 25, 2004. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. Our procedures included confirmation of cash owned as of August 25, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of My Retirement Income Portfolio as of August 25, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
August 25, 2004

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42

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
MY RETIREMENT INCOME PORTFOLIO

Statement of Net Assets
AUGUST 25, 2004
--------------------------------------------------------------------------------
Assets
Cash                                                              $     100,000
                                                                  --------------
Net assets applicable to outstanding shares                       $     100,000
                                                                  ==============

Capital Shares

Authorized Shares for Company at $0.01 Par Value                  3,000,000,000
Outstanding--Institutional Shares                                        10,000
                                                                  ==============
Net asset value per share                                       $         10.00
                                                                  ==============

See Notes to Statement of Net Assets

NOTES TO STATEMENT OF NET ASSETS

1. ORGANIZATION

   American Century Asset Allocation Portfolios, Inc. (the Company) was
   organized as a Maryland corporation on June 4, 2004 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company of the series type with each series, in effect, representing a separate fund. There are currently five series none of which have had operations. My Retirement Income Portfolio Institutional
   Class has had no operations other than those relating to organizational matters and the issuance of 10,000 shares to American Century Investment
   Management, Inc. (ACIM), the Company's investment manager. Each series is authorized to issue up to four classes of shares:  Investor Class,
   Institutional Class, Advisor Class and R Class. The Company has 3,000,000,000
   shares authorized for issuance by allocation to the underlying series and classes.

2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES -- The statement of net assets is prepared in conformity with accounting principles generally accepted in the United States of
   America, which may require management to make certain estimates and assumptions at the date of the statement of net assets. Actual results could differ from those estimates.

   ORGANIZATIONAL COSTS - The organizational costs will be paid by ACIM.

3. FEES AND RELATED PARTIES

   FEES--The Company has entered into a Management Agreement with ACIM, under which ACIM provides the funds with shareholder services in exchange for an administrative fee. ACIM receives the administrative fee at an annual rate of
   0.20% of each class's average net assets except for the Institutional Class.
   This fee is accrued daily and is paid monthly in arrears. The Board of
   Directors of the Company has adopted a Master Distribution and Individual
   Shareholder Services Plan (collectively, the plans) for the Advisor and R
   Classes, respectively, pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and R Class will pay American Century
   Investment Services, Inc. (ACIS) 0.25% and 0.50%, respectively. These fees are accrued daily based on the applicable class's daily net assets and are paid monthly in arrears. These fees are used to pay for distribution and servicing fees.

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43

   RELATED PARTIES--Certain officers and directors of the Company are also officers and/or directors, and, as a group, controlling stockholders of
   American Century Companies, Inc., the parent of the Company's investment manager, ACIM, the  distributor of the Company, ACIS, and the
   Company's transfer agent, American Century Services Corporation.

4. FEDERAL  INCOME TAX STATUS

   Each fund intends to qualify as a regulated  investment company under provisions of the  Internal  Revenue  Code.  Accordingly,  no  provision  has been made for federal or state income taxes.

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44

NOTES

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45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         * EDGAR database at sec.gov
                        * By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-38606 0408